Preliminary Estimated Purchase Price of Acquisition (Parenthetical) (Detail) (Initial consideration (Subject to Vesting Shares), SynthRx, USD $)	Apr. 08, 2011
Initial consideration (Subject to Vesting Shares) | SynthRx
Business Acquisition [Line Items]
Probability weighted fair value of shares repurchased by the company	$ 300,481